Interest-bearing loans and borrowings - Schedule of Interest-Bearing Loans and Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings, Excluding Government Loans And Research Project Financing
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	$ 20,332	$ 16,506	$ 11,118
Total non-current portion	40,641	30,413	31,534
Convertible debt
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	0	7,329	0	[1]
Convertible debt	26,074	23,342	19,723	[1]
Venture debt
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	6,104	5,109	823
Non-current portion of other non-current borrowings	2,172	7,071	11,811
Interest-bearing receivables financing
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	14,228	4,068	10,295	[1]
Convertible debt embedded derivative
Disclosure of detailed information about borrowings [line items]
Convertible debt	$ 12,395	$ 0	$ 0

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.